ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 4,307	$ 3,454
Non-current, net
Accounts receivable	37	0
Retainer on customer contracts	103	197
Billing rights	713	711
Total Non-current, net	853	908
Total	$ 5,160	$ 4,362